ASSETS HELD FOR SALE AND INVENTORIES	12 Months Ended
Dec. 31, 2017
Disclosure of Assets Held For Sale And Inventories [Abstract]
Assets Held For Sale And Inventories [text block]
NOTE 12. ASSETS HELD FOR SALE AND INVENTORIES

The breakdown of inventories and assets held for sale of the Bank is as follows:

Assets held for sale and inventories	December 31, 2017	December 31, 2016
In millions of COP
Inventories, net	164,516	140,137
Assets held for sale	212,487	133,050
Total inventories and assets held for sale, net	377,003	273,187

12.1 Inventories

Due to the nature of the financial services provided by some subsidiaries of the Bank, when assets provided through operating or financial leases to third parties that do not exercise the purchase option or do not have a purchase option, once the agreement expires those assets are recorded as inventories, considering that in the course of the ordinary activities performed by such subsidiaries, those assets are routinely sold.

The Bank's inventories at December 31, 2017 and 2016, are summarized as follows:

Inventories	December 31, 2017	December 31, 2016
In millions of COP
Lands and buildings	117,339	90,166
Vehicles	45,741	50,843
Machinery	16,252	11,045
Total inventory cost	179,332	152,054
Impairment	(14,816)	(11,917)
Total inventories, net	164,516	140,137

Impairment is recognized based on market price fluctuation due to the fact that the fair value is determined by the offering price less cost to sell.

There are no inventories pledged as collateral for liabilities as of December 31, 2017 and 2016.

12.2 Assets held for sale

The assets recognized by the Bank as assets held for sale correspond to machinery, equipment, motor vehicles, technology, and investment property, among others that have been received as foreclosed assets.

The Bank's assets held for sale have a current plan to sale, which contains the details of the selling price allocation and the advertising and marketing plan of the assets. Furthermore, the plan specifies the conditions to proceed with the selling process, consisting of an offer made by the customer and then, the Management's approval to perform the sale.

The total balance of assets held for sale, by operating segment, are detailed below:

As of December 31, 2017

Assets held for sale	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Others Segment	Total
In millions of COP
Machinery and equipment	8,099	3,362	-	39	-	11,500
Cost	8,972	3,422	-	39	-	12,433
Impairment	(873)	(60)	-	-	-	(933)
Real estate for residential purposes	8,346	12,257	2,586	665	-	23,854
Cost	8,431	12,859	2,645	885	-	24,820
Impairment	(85)	(602)	(59)	(220)	-	(966)
Real estate different from residential properties	295	952	-	155	-	1,402
Cost	295	952	-	178	24	1,449
Impairment	-	-	-	(23)	(24)	(47)
Investments held for sale	-	-	-	-	18,413	18,413
Cost (1)	-	-	-	-	18,413	18,413
Impairment	-	-	-	-	-	-
Assets related to Investments held for sale	-	-	-	-	157,318	157,318
Cost (2)	-	-	-	-	157,318	157,318
Impairment	-	-	-	-	-	-
Total assets held for sale	16,740	16,571	2,586	859	175,731	212,487

1.
In December 2017, the administration launched the execution of a sale plan for the investments associated with Avefarma S.A.S, Glassfarma Tech S.A.S. and Panamerican Pharmaceutical Holding Inc., for this reason the investments are presented as "non-current assets held for sale". According to the sales plan, the sale is expected to occur before the end of year 2018.

2.	These assets corresponded to Arrendamiento Operativo CIB S.A.C.; Capital Investments SAFI S.A. and FiduPerú S.A. Sociedad Fiduciaria.

For the companies Arrendamiento Operativo CIB S.A.C.; Capital Investments SAFI S.A. and FiduPerú S.A. Sociedad Fiduciaria, the Bank has the intention to sell them. Therefore the Bank expects that their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. As a result, these companies are disclosed in the Statement of Financial Position as assets held for sale. The sale is highly probable and those companies are available for immediate sale subject only to customary terms for sale. In this regard, Bank is managing all the necessary authorizations to carry out the sale such as the approval of the Peruvian Superintendence of Banking and Insurance.

The breakdown of the major classes of assets and liabilities classified as held for sale is as follows:

December 31, 2017
In millons of COP
Assets
Cash and cash equivalents	19,072
Financial assets investment	2,486
Premises and equipment, net	109,469
Prepaid expenses	101
Tax receivables	8,028
Deferred tax	1,103
Assets held for sale	4,691
Other assets	12,368
Total assets	157,318
Liabilities
Borrowings from other financial institutions	90,109
Tax liabilities	611
Deferred tax liabilities	4,908
Other liabilities	7,348
Total liabilities	102,976

As of December 31, 2016

Assets held for sale	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Others Segment	Total
In millions of COP
Machinery and equipment	3,726	2,361	-	24	3,355	9,466
Cost	3,871	2,671	-	26	3,355	9,923
Impairment	(145)	(310)	-	(2)	-	(457)
Real estate for residential purposes	3,862	15,036	1,096	677	-	20,671
Cost	4,031	15,160	1,114	825	-	21,130
Impairment	(169)	(124)	(18)	(148)	-	(459)
Real estate different from residential properties	28,587	2,093	-	185	72,048	102,913
Cost	29,861	2,093	-	185	72,048	104,187
Impairment	(1,274)	-	-	-	-	(1,274)
Total assets held for sale	36,175	19,490	1,096	886	75,403	133,050

Assets held for sale had an impairment amounting COP 1,946 and COP 2,190 as of December 31, 2017 and December 31, 2016, respectively. The aforementioned impairment was mainly due to observable transactions with a sale price below the carrying value of assets less the estimated costs to sell.